UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE



            Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment    | |;                    Amendment Number: [ ]
  This Amendment (Check only one.): | | is a restatement
                                   | | add new holding entries.

Institutional Investment Manager Filing this Report:

Name:         Ironwood Invesmtent Management, LLC
Address:      21 Custom House Street
              Suite 240
              Boston, MA  02110

Form 13F File Number: 28-06155

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:         Charles J. Daly
Title:        Chief Compliance Officer
Phone:        617.757.7609


Signature, Place and Date of Signing:


/s/ Charles J. Daly             Boston, MA             2/14/2008
------------------              -------------          -----------------
  [Signature]                   [City, State]             [Date]

Report Type:

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number            Name
28-NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  127

Form 13F Information Table Value Total: 352,009
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


NONE

                                    FORM 13F

                                INFORMATION TABLE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
4 Kids Entertainment Inc.      com              350865101     1868 142055.00SH       SOLE                 75880.00          63275.00
A.M. Castle & Co.              com              148411101     2001 73592.00 SH       SOLE                 43717.00          28575.00
Actividentity Corp.            com              00506p103     2145 552713.00SH       SOLE                373782.00         169691.00
Aes Corp Com                   com              00130H105      673 31485.00 SH       SOLE                 31485.00
Airtran Holdings Inc           com              00949P108     1127 157442.00SH       SOLE                154727.00
Allied Defense Group Com       com              019118108     6637 1150220.00SH      SOLE               1003095.00         140600.00
American Intl Gp               com              026874107      319  5473.00 SH       SOLE                  5473.00
Ampco Pittsburgh B             com              032037103     1710 44840.00 SH       SOLE                 27190.00          16875.00
Analogic Corporation           com              032657207     6160 90962.54 SH       SOLE                 74236.61          15150.00
Aquila Inc                     com              03840P102     2600 697007.00SH       SOLE                686742.00
Ariad Pharmaceuticals Inc      com              04033a100     8617 2027618.00SH      SOLE               1852499.00         163099.00
Aurora Oil & Gas               com              052036100      582 375499.00SH       SOLE                368934.00
Avalon Pharmaceuticals Com     com              05346p106     3596 1106468.00SH      SOLE               1106468.00
Bank Of America Corp           com              060505104      433 10493.00 SH       SOLE                 10493.00
Bank of New York Mellon Com    com              064058100      306  6285.80 SH       SOLE                  6285.80
Beacon Roofing Supply Com      com              073685109     3484 413795.00SH       SOLE                340095.00          66700.00
Berkshire Hills Banc Com       com              084680107     1161 44645.00 SH       SOLE                 43945.00
Bionova Inc Com                com              090643107     2459 1438194.00SH      SOLE               1438194.00
Bristol Myers Squibb           com              110122108      343 12932.00 SH       SOLE                 12932.00
Bronco Drillin Co Inc Com      com              112211107     1786 120260.00SH       SOLE                118445.00
C&D Technologies, Inc.         com              124661109     1977 299055.00SH       SOLE                293915.00
CE Franklin Ltd Com            com              125151100     1581 243680.00SH       SOLE                136730.00         103225.00
CMGI Inc Com New               com              125750307     1897 144896.50SH       SOLE                142649.50
Cache Inc Com New              com              127150308     1725 184638.00SH       SOLE                181858.00
Carter Inc Com                 com              146229109     1944 100457.00SH       SOLE                 98942.00
Celsion Corp                   com              15117n305     3394 1142735.00SH      SOLE               1142735.00
Charlotte Russe Holdings       com              161048103     2255 139648.00SH       SOLE                137558.00
Chemtura Corp                  com              163893100     9378 1202243.69SH      SOLE               1104590.72          90938.00
Cherokee International Corp    com              164450108     1153 565429.00SH       SOLE                485084.00          73325.00
Chevron Corp New               com              166764100      197  2114.00 SH       SOLE                  2114.00
Chiquita Brands Int'l          com              170032809     4214 229131.40SH       SOLE                180963.06          44150.00
Citigroup Inc                  com              172967101      409 13899.13 SH       SOLE                 13799.13
Citizens First Bancorp         com              17461r106     2018 164440.30SH       SOLE                122180.30          40000.00
Criticare Systems Inc          com              226901106     1425 435685.00SH       SOLE                428095.00
Danka Business Sys Plc Sponsor com              236277109     1892 10228974.00SH     SOLE               8908374.00        1263600.00
Deere & Co                     com              244199105      224  2402.00 SH       SOLE                  2402.00
Denbury Resources Inc          com              247916208     6633 222972.00SH       SOLE                219762.00
Durect Corporation             com              266605104    20828 3239230.00SH      SOLE               3001580.00         206375.00
Dynegy Inc Del Class A         com              26817g102     2180 305390.00SH       SOLE                301640.00
Eastern Insurance Holdings Inc com              276534104     1791 108627.00SH       SOLE                 61677.00          44900.00
Ems Technologies Inc.          com              26873N108     2917 96475.00 SH       SOLE                 94945.00
Exxon Mobil Corp               com              30231G102     1746 18636.00 SH       SOLE                 18636.00
Flanders Corp                  com              338494107     1913 341046.00SH       SOLE                335801.00
Franklin Bk Corp Del Com       com              352451108     1253 290675.00SH       SOLE                285910.00
Gene Logic                     com              368689105      736 908293.00SH       SOLE                378043.00         515225.00
General Elec Co                com              369604103     1131 30520.06 SH       SOLE                 30262.44
Genitope Corp                  com              37229p507      127 171776.00SH       SOLE                169041.00
Gevity Hr, Inc.                com              374393106      948 123309.14SH       SOLE                121499.14
Goodyear Tire & Rubr Co        com              382550101      774 27420.00 SH       SOLE                 27240.00
Gsi Group Inc                  com              36229U102     1002 108453.00SH       SOLE                106638.00
Hanover Insurance Group Inc    com              410867105     8220 179472.00SH       SOLE                158597.00          19975.00
Healthtronics, Inc             com              42222L107      106 23070.00 SH       SOLE                 23070.00
Hewlett Packard                com              428236103      802 15878.00 SH       SOLE                 15878.00
Hms Holdings Corp              com              40425j101     5271 158727.00SH       SOLE                156267.00
Hollis-Eden Pharm.             com              435902101      273 174063.00SH       SOLE                171038.00
Hooker Furniture Corp          com              439038100     1694 84280.00 SH       SOLE                 47305.00          35350.00
Hudson Highland Group Inc      com              443792106     1520 180729.00SH       SOLE                177884.00
I-Many, Inc.                   com              44973q103     5966 1924622.00SH      SOLE               1895867.00
Ico Inc                        com              449293109    10946 852503.00SH       SOLE                773758.00          71200.00
InFocus Corp                   com              45665b106     1812 995590.00SH       SOLE                556615.00         421725.00
Indevus Pharmaceuticals        com              454072109     1089 156741.00SH       SOLE                154006.00
Industrial Enterprises Com New com              456132208     1745 3173253.00SH      SOLE               2763828.00         405350.00
International Bus Mach         com              459200101     1054  9745.61 SH       SOLE                  9680.61
International Coal Group Inc   com              45928h106     4920 917822.00SH       SOLE                717982.00         183525.00
Iomega Corp Com                com              462030305     1155 332898.00SH       SOLE                212198.00         115575.00
Iona Technologies Plc Sponsore com              46206P109      691 211875.00SH       SOLE                208195.00
Ishares Tr Russell 2000        com              464287655     1518 20000.00 SH       SOLE                 20000.00
Jos A Bank Clothiers Inc       com              480838101     2396 84210.00 SH       SOLE                 82790.00
Kona Grill Inc Com             com              50047h201     1480 101380.00SH       SOLE                 99600.00
Ltx Corp                       com              502392103      449 141170.00SH       SOLE                138750.00
MFRI Inc Com                   com              552721102     3465 324725.00SH       SOLE                297825.00          25675.00
Magnetek Inc.                  com              559424106     9340 2182157.00SH      SOLE               1935842.00         233675.00
Material Sciences Corp         com              576674105     7727 1039911.00SH      SOLE                936546.00          97000.00
Maxwell Technologies           com              577767106      577 69765.00 SH       SOLE                 68530.00
Mckesson Hboc Inc              com              58155Q103      945 14425.00 SH       SOLE                 14425.00
Measurement Specialties        com              583421102     1372 62097.00 SH       SOLE                 61122.00
Mentor Graphics                com              587200106     2051 190222.00SH       SOLE                187077.00
Merck & Co. Inc                com              589331107      469  8074.00 SH       SOLE                  8074.00
Metalico Inc Com               com              591176102     1894 175165.00SH       SOLE                171025.00
Mocon Inc                      com              607494101     7407 651441.00SH       SOLE                651441.00
Moldflow Corporation           com              608507109     1575 97759.00 SH       SOLE                 96094.00
Motorola Inc                   com              620076109      428 26680.66 SH       SOLE                 26500.66
Nautilus Inc                   com              63910b102     3870 797944.75SH       SOLE                796024.75
Newpark Resources              com              651718504     2368 434510.00SH       SOLE                427655.00
Nms Communications Corp        com              629248105     1038 640955.00SH       SOLE                631545.00
Novagold Resources Inc         com              66987e206     2426 297312.00SH       SOLE                218347.00          75175.00
Novavax                        com              670002104    12620 3789933.00SH      SOLE               3362298.00         402150.00
Olin Corp                      com              680665205     1615 83570.00 SH       SOLE                 47970.00          34050.00
Omnova Solutions Inc           com              682129101     7679 1741272.00SH      SOLE               1565247.00         168350.00
PFF Bankcorp Inc Com           com              69331W104     2331 193570.44SH       SOLE                190600.44
Pacer International Inc.       com              69373H106     1164 79755.00 SH       SOLE                 78360.00
Parallel Petroleum Corp.       com              699157103     2143 121560.00SH       SOLE                119435.00
Pegasystems Inc                com              705573103     2222 186284.63SH       SOLE                183564.63
Pepsico Inc                    com              713448108      545  7180.00 SH       SOLE                  7180.00
Petrohawk Energy Corp          com              716495106     5390 311408.00SH       SOLE                253433.00          52675.00
Pfizer Inc                     com              717081103      395 17388.00 SH       SOLE                 17388.00
Photon Dynamics                com              719364101      584 70331.00 SH       SOLE                 69186.00
Plato Learning, Inc.           com              72764Y100      730 183825.00SH       SOLE                180800.00
Pma Capital Corporation Class  com              693419202     2572 312858.00SH       SOLE                308288.00
Polyone Corp                   com              73179P106     8785 1335120.00SH      SOLE               1188295.00         140425.00
Progessive Corp Ohio           com              743315103      277 14475.00 SH       SOLE                 14475.00
Progress Software              com              743312100     4927 146293.00SH       SOLE                143918.00
Proliance International Inc    com              74340r104      856 475285.00SH       SOLE                228685.00         236000.00
Quadramed Corp                 com              74730w101     5142 2749700.00SH      SOLE               2749700.00
Safeway Inc Com New            com              786514208      290  8480.00 SH       SOLE                  8480.00
Semitool Inc                   com              816909105     1562 180010.00SH       SOLE                176850.00
Shaw Group Inc Com             com              820280105     4995 82640.00 SH       SOLE                 81420.00
Shoe Carnival Inc Com          com              824889109     1107 78465.00 SH       SOLE                 77135.00
Softbrands Inc                 com              83402A107     2023 1123921.00SH      SOLE                647754.00         454917.00
Sonus Networks Inc             com              835916107     3095 530868.00SH       SOLE                522553.00
Steve Madden Ltd               com              556269108     1775 88761.59 SH       SOLE                 87241.59
Strategic Diagnostics Inc      com              862700101     1557 289433.00SH       SOLE                285483.00
Sunopta Inc.                   com              8676ep108     6639 497270.00SH       SOLE                488855.00
Sycamore Networks Inc Com      com              871206108     1667 434172.00SH       SOLE                427482.00
Sypris Solutions Inc.          com              871655106      864 141630.61SH       SOLE                139290.61
Tempur-Pedic International Inc com              88023u101     3429 132052.16SH       SOLE                130137.16
U.S. Physical Therapy          com              90337l108     2485 172898.00SH       SOLE                169998.00
Universal Fst Prods Com        com              913543104      661 22445.00 SH       SOLE                 22050.00
Varian Semiconductor Equipment com              922207105     7895 213371.00SH       SOLE                210211.00
Vermillion Inc.                com              92407M107     4826 5957536.00SH      SOLE               5957536.00
Vicor                          com              925815102     2129 136577.10SH       SOLE                134327.10
Vivus Inc                      com              928551100     2204 425520.00SH       SOLE                418055.00
Watts Inds Inc Cl A            com              942749102     1026 34420.00 SH       SOLE                 33820.00
Westaff Inc.                   com              957070105     2687 678605.00SH       SOLE                366314.00         300091.00
Whitney Holding Corp           com              966612103     1787 68325.00 SH       SOLE                 67135.00
Williams Control Inc           com              969465608     9400 549389.00SH       SOLE                490589.00          56300.00
Xerox Corp                     com              984121103      198 12240.00 SH       SOLE                 12240.00